Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Intangible Assets

NOTE 18. INTANGIBLE ASSETS
Changes in “Intangible Assets” are detailed in Schedule G. The carrying amounts of “Intangible Assets” do not exceed their recoverable values.